American Century Investments®
Quarterly Portfolio Holdings
International Small-Mid Cap Fund
August 31, 2024

International Small-Mid Cap - Schedule of Investments
AUGUST 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.3%
Australia — 12.2%
ALS Ltd.	536,491	5,664,945
Breville Group Ltd.(1)	126,667	2,875,708
CAR Group Ltd.	198,351	5,090,659
Charter Hall Retail REIT	1,892,236	4,652,843
GQG Partners, Inc.	3,205,055	5,947,990
NEXTDC Ltd.(2)	716,450	8,216,452
Paladin Energy Ltd.(2)	424,920	2,817,817
Pro Medicus Ltd.	33,616	3,439,903
Reliance Worldwide Corp. Ltd.	2,063,183	7,461,948
Sandfire Resources Ltd.(2)	1,023,754	5,915,702
Seven Group Holdings Ltd.	231,415	6,428,581
Telix Pharmaceuticals Ltd.(2)	396,718	4,973,975
Ventia Services Group Pty. Ltd.	2,412,749	6,898,840
		70,385,363
Belgium — 1.4%
Aedifica SA	69,911	4,716,456
D'ieteren Group	13,223	3,210,069
		7,926,525
Canada — 9.6%
Alamos Gold, Inc., Class A	482,455	9,300,769
Aritzia, Inc.(2)	103,176	3,529,413
AtkinsRealis Group, Inc.	153,568	6,014,410
Bombardier, Inc., Class B(2)	88,279	6,063,224
Brookfield Infrastructure Corp., Class A	27,012	1,099,388
Capstone Copper Corp.(2)	913,648	6,555,839
Cargojet, Inc.	33,048	3,280,400
Descartes Systems Group, Inc.(2)	60,061	6,056,238
Element Fleet Management Corp.	211,566	4,387,838
FirstService Corp.	33,190	5,975,859
Stella-Jones, Inc.(1)	46,504	3,202,294
		55,465,672
Denmark — 2.1%
ALK-Abello AS(2)	311,311	8,280,664
Royal Unibrew AS(2)	48,388	4,015,253
		12,295,917
Finland — 1.3%
Konecranes OYJ	104,664	7,359,188
France — 3.9%
Elis SA	322,319	7,966,962
Gaztransport Et Technigaz SA	18,880	2,777,713
Nexans SA	24,516	3,165,639
SPIE SA	149,507	6,035,448
Virbac SACA	7,111	2,716,940
		22,662,702
Germany — 3.8%
CTS Eventim AG & Co. KGaA	46,622	4,391,600
Nordex SE(2)	185,538	2,961,553
Redcare Pharmacy NV(1)(2)	34,475	4,815,993
Scout24 SE	63,082	4,812,199

Stroeer SE & Co. KGaA	79,906	5,228,458
		22,209,803
Ireland — 0.6%
Glanbia PLC	188,476	3,341,815
Israel — 2.3%
Camtek Ltd.	33,646	3,062,459
CyberArk Software Ltd.(2)	16,971	4,866,264
Nova Ltd.(2)	23,507	5,254,990
		13,183,713
Italy — 1.5%
BPER Banca SpA	1,541,901	8,658,700
Japan — 29.3%
Amada Co. Ltd.	396,100	4,089,279
Amvis Holdings, Inc.	145,400	2,466,810
Asics Corp.	447,900	8,887,123
BayCurrent Consulting, Inc.	191,700	6,111,338
BIPROGY, Inc.	142,000	4,599,680
Coca-Cola Bottlers Japan Holdings, Inc.	242,500	3,433,997
CyberAgent, Inc.	849,900	5,901,693
Daiei Kankyo Co. Ltd.	319,700	6,657,518
Fukuoka Financial Group, Inc.	278,400	7,375,787
Furukawa Electric Co. Ltd.	135,800	3,386,388
Hoshizaki Corp.	89,000	2,878,749
Integral Corp.	121,500	3,530,383
Invincible Investment Corp.	9,905	4,387,729
Isetan Mitsukoshi Holdings Ltd.	269,100	4,095,047
Kinden Corp.	310,900	6,691,589
Kose Corp.	37,600	2,290,019
Kyushu Railway Co.	156,500	4,184,839
M&A Research Institute Holdings, Inc.(1)(2)	72,300	1,592,504
Mebuki Financial Group, Inc.	1,776,100	6,993,699
Micronics Japan Co. Ltd.	83,100	2,780,998
Money Forward, Inc.(2)	105,600	4,040,206
Morinaga & Co. Ltd.	150,900	2,849,496
Nifco, Inc.	56,400	1,452,485
Nippon Gas Co. Ltd.	293,400	4,683,987
Organo Corp.	80,700	3,713,912
Ryohin Keikaku Co. Ltd.(1)	340,700	6,415,646
Sanrio Co. Ltd.	259,800	6,646,089
Santen Pharmaceutical Co. Ltd.	621,000	8,010,930
Socionext, Inc.(1)	129,200	2,898,204
Taiheiyo Cement Corp.	136,500	3,114,460
Tokyo Ohka Kogyo Co. Ltd.	173,800	4,371,795
Tokyo Tatemono Co. Ltd.	422,900	7,065,192
Tomy Co. Ltd.	204,000	4,864,810
Toyo Suisan Kaisha Ltd.	94,100	5,895,244
Toyo Tire Corp.	93,600	1,384,787
U-Next Holdings Co. Ltd.(1)	149,500	5,829,277
Yokogawa Electric Corp.	144,200	4,067,285
		169,638,974
Netherlands — 3.1%
Arcadis NV	39,613	2,910,384
Fugro NV	359,072	8,976,465
InPost SA(2)	329,467	6,087,238
		17,974,087

Norway — 1.8%
Seadrill Ltd.(2)	71,465	3,081,571
Subsea 7 SA	397,161	7,095,092
		10,176,663
Singapore — 1.0%
SATS Ltd.	2,114,400	5,924,727
Spain — 3.0%
Bankinter SA	683,737	6,038,111
Fluidra SA	179,090	4,435,128
Indra Sistemas SA(1)	234,090	4,389,807
Laboratorios Farmaceuticos Rovi SA	29,737	2,620,689
		17,483,735
Sweden — 6.6%
AAK AB	225,520	6,965,876
Beijer Ref AB	299,558	5,168,492
Hemnet Group AB	114,840	4,197,526
MIPS AB	75,044	4,243,784
Munters Group AB	227,589	4,790,526
Saab AB, Class B(1)	228,060	5,396,520
Thule Group AB	144,230	4,349,177
Trelleborg AB, B Shares	79,283	3,096,282
		38,208,183
Switzerland — 3.9%
Flughafen Zurich AG	24,798	5,802,373
PSP Swiss Property AG	39,355	5,711,125
Swissquote Group Holding SA	18,173	6,520,688
Ypsomed Holding AG	9,561	4,687,054
		22,721,240
United Kingdom — 11.2%
4imprint Group PLC	41,356	2,897,789
Bellway PLC	185,259	7,408,489
Bytes Technology Group PLC	294,599	1,870,950
Diploma PLC	136,001	8,009,972
Greggs PLC	129,510	5,429,849
Howden Joinery Group PLC	466,521	5,870,794
Intermediate Capital Group PLC	204,639	5,742,459
Man Group PLC	1,178,799	3,472,079
Marks & Spencer Group PLC	1,756,399	7,926,397
Tritax Big Box REIT PLC	1,778,518	3,821,038
UNITE Group PLC	456,199	5,759,003
Weir Group PLC	249,065	6,603,565
		64,812,384
United States — 0.7%
TechnipFMC PLC	138,635	3,720,963
TOTAL COMMON STOCKS (Cost $456,081,214)		574,150,354
EXCHANGE-TRADED FUNDS — 0.0%
iShares MSCI EAFE Small-Cap ETF (Cost $229,244)	4,176	275,616
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,462	3,462
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,292,649	3,292,649
		3,296,111

Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/30/28, valued at $95,866), in a joint trading account at 5.28%, dated 8/30/24, due 9/3/24 (Delivery value $94,120)	94,065
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.375%, 7/15/33, valued at $1,165,989), at 5.31%, dated 8/30/24, due 9/3/24 (Delivery value $1,143,674)	1,143,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 1.75% - 4.25%, 3/15/25 - 7/31/29, valued at $383,793), at 5.29%, dated 8/30/24, due 9/3/24 (Delivery value $376,221)	376,000
1,613,065
TOTAL SHORT-TERM INVESTMENTS (Cost $4,909,176)	4,909,176
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $461,219,634)	579,335,146
OTHER ASSETS AND LIABILITIES — (0.1)%	(853,237)
TOTAL NET ASSETS — 100.0%	$578,481,909

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	31.9%
Consumer Discretionary	11.2%
Financials	9.7%
Information Technology	9.0%
Real Estate	7.3%
Consumer Staples	7.2%
Communication Services	6.6%
Health Care	6.4%
Materials	5.6%
Energy	3.4%
Utilities	1.0%
Exchange-Traded Funds	0.0%
Short-Term Investments	0.8%
Other Assets and Liabilities	(0.1)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $32,700,842. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $34,347,918, which includes securities collateral of $31,055,269.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$27,061,494	$547,088,860	—
Exchange-Traded Funds	275,616	—	—
Short-Term Investments	3,296,111	1,613,065	—
	$30,633,221	$548,701,925	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.